Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating lease, rent expense	$ 6,675
Loss contingency settlement agreement, date	June 2014
Loss on settlement of litigation	$ 25,000	$ 0
Loss contingency, allegations	Cardinal alleged that the Company did not make payment for certain installation and delivery services involving Cardinal's vehicles. The Company disputed the allegation in full and filed an answer with affirmative defenses.